Convertible Redeemable Preferred Stock - Additional Information (Detail) - USD ($)							3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 27, 2024	Dec. 31, 2022	Dec. 31, 2020	Jul. 31, 2020	Nov. 30, 2019	Dec. 31, 2018	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	May 08, 2025	Apr. 11, 2025	Jan. 26, 2024	Dec. 31, 2023
Preferred Stock [Line Items]
Preferred stock, shares issued							0	0		0
Preferred Stock, Value, Issued							$ 0	$ 0		$ 0
Debt Conversion, Converted Instrument, Amount							$ 1,500,000
ColdQuanta Inc dba Infleqtion [Member]
Preferred Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage								6.00%	6.00%	6.00%
Preferred Stock, Voting Rights								Holders of all convertible redeemable preferred stock are entitled to the number of votes equal to the number of shares of the Company’s common stock into which such holder’s shares are convertible.		Holders of all convertible redeemable preferred stock are entitled to the number of votes equal to the number of shares of the Company’s common stock into which such holder’s shares are convertible.
ColdQuanta Inc dba Infleqtion [Member] | Series Seed Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares issued						24,871,033	0	0		0				0
Shares issued, price per share						$ 0.2714
Preferred Stock Value Net Of Issuance Costs						$ 6,500,000
Preferred Stock Issuance Costs						$ 200,000
ColdQuanta Inc dba Infleqtion [Member] | Series Seed II Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares issued			27,499,984	13,749,989	13,749,995		0	0		0				0
Shares issued, price per share			$ 0.38
Preferred Stock Value Net Of Issuance Costs				$ 5,200,000	$ 5,200,000
Preferred Stock Issuance Costs				$ 0	$ 40,000
ColdQuanta Inc dba Infleqtion [Member] | Series A Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares issued			101,515,976				0	0		0				0
Shares issued, price per share			$ 0.3628
Preferred Stock Value Net Of Issuance Costs			$ 36,700,000
Preferred Stock Issuance Costs			$ 200,000
ColdQuanta Inc dba Infleqtion [Member] | Series B Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares issued		107,814,417					0	0		6,141,902			1,474,056
Shares issued, price per share		$ 1.0176
Preferred Stock Value Net Of Issuance Costs		$ 107,400,000
Preferred Stock, Value, Issued		$ 109,700,000
ColdQuanta Inc dba Infleqtion [Member] | Series B-1 Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares issued		32,419,574					0	0						0
Shares issued, price per share		$ 0.642
Preferred Stock Value Net Of Issuance Costs		$ 33,000,000
Preferred Stock, Value, Issued		20,800,000
ColdQuanta Inc dba Infleqtion [Member] | Series C Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares issued	20,508,938										4,858,933	35,032,081
Shares issued, price per share	$ 1.234										$ 1.234	$ 1.234
Preferred Stock Issuance Costs								$ 0
Preferred Stock, Value, Issued	$ 25,300,000										$ 6,000,000	$ 43,200,000
ColdQuanta Inc dba Infleqtion [Member] | Series C-1 Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares issued	22,869,771
Shares issued, price per share	$ 1.05
Preferred Stock, Value, Issued	$ 22,869,771
ColdQuanta Inc dba Infleqtion [Member] | Series B and Series B-1 Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares issued														0
Preferred Stock Issuance Costs		$ 1,900,000
ColdQuanta Inc dba Infleqtion [Member] | Simple Agreements For Future Equity [Member]
Preferred Stock [Line Items]
Debt Conversion, Converted Instrument, Amount	26,400,000
ColdQuanta Inc dba Infleqtion [Member] | Series C and Series C-1 Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock Issuance Costs	$ 2,800,000